Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Information of Reportable Segments

The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2022, 2021, and 2020.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	$’000	$’000	$’000	$’000	$’000	$’000
2022
Revenue from external customers	69,241	24,040	25,388	12,192	5,064	135,925
Adjusted EBITDA	47,626	5,470	10,208	(259)	(7,385)	55,660

2021
Revenue from external customers	55,891	18,767	14,315	8,361	3,377	100,711
Adjusted EBITDA	33,355	2,063	(10,440)	(1,232)	(4,634)	19,112

2020
Revenue from external customers	46,470	18,241	7,501	7,863	2,020	82,095
Adjusted EBITDA	32,554	4,213	(4,573)	(3,196)	(1,660)	27,338

Schedule Of reconciliation of adjusted EBITDA to loss before income tax

A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2022	2021	2020
	$’000	$’000	$’000

Adjusted EBITDA of reportable segments	55,660	19,112	27,338
Headquarters cost	(41,194)	(29,484)	(22,842)
Adjusted EBITDA of the Group	14,466	(10,372)	4,496
Changes in fair value of warrant liabilities, preferred shares and embedded derivatives	23,341	(124,146)	16,364
Finance costs - net	(680)	(13,453)	(15,964)
Depreciation and amortisation expense	(21,172)	(14,032)	(9,554)
Impairment	—	(8)	(806)
Share grant and option expenses	(5,524)	(10,470)	(6,660)
Others losses - net	(1,471)	(815)	(1,684)
Business acquisition transaction and integration cost	(4,378)	(8,380)	(41)
Legal and professional expenses incurred for IPO	(16,570)	(6,070)	—
Share listing expense	(104,950)	—	—
Ongoing cost of a listed entity	(11,182)	—	—
Loss before income tax	(128,120)	(187,746)	(13,849)